UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares
Revenue:
Revenue	¥ 26,235,681	$ 4,071,714	¥ 9,616,842
Cost of sales:
Total cost of sales	(21,113,792)	(3,276,809)	(8,885,368)
Gross profit	5,121,889	794,905	731,474
Operating expenses:
Research and development	(2,763,336)	(428,863)	(1,658,327)
Selling, general and administrative	(4,519,883)	(701,475)	(2,725,465)
Other operating (loss)/income, net	110,158	17,096	(23,941)
Total operating expenses	(7,173,061)	(1,113,242)	(4,407,733)
Loss from operations	(2,051,172)	(318,337)	(3,676,259)
Interest income	552,772	85,789	89,885
Interest expenses	(561,473)	(87,139)	(332,174)
Share of (losses)/profits of equity investees, net of tax	64,207	9,965	(32,061)
Other income, net	131,164	20,356	39,854
Loss before income tax expense	(1,864,502)	(289,366)	(3,910,755)
Income tax expense	(9,018)	(1,400)	(4,704)
Net loss	(1,873,520)	(290,766)	(3,915,459)
Accretion on redeemable non-controlling interests to redemption value	(6,519,698)	(1,011,841)	(205,864)
Net loss attributable to non-controlling interests	131	20	2,703
Net loss attributable to ordinary shareholders of NIO Inc.	(8,393,087)	(1,302,587)	(4,118,620)
Net loss	(1,873,520)	(290,766)	(3,915,459)
Other comprehensive income/(losses)
Foreign currency translation adjustment, net of nil tax	(168,944)	(26,220)	104,920
Total other comprehensive income/(losses)	(168,944)	(26,220)	104,920
Total comprehensive loss	(2,042,464)	(316,986)	(3,810,539)
Accretion on redeemable non-controlling interests to redemption value	(6,519,698)	(1,011,841)	(205,864)
Net loss attributable to non-controlling interests	131	20	2,703
Comprehensive loss attributable to ordinary shareholders of NIO Inc	¥ (8,562,031)	$ (1,328,807)	¥ (4,013,700)
Weighted average number of ordinary shares used in computing net loss per share
Basic and diluted (in shares)	1,561,225,055	1,561,225,055	1,100,928,485
Net loss per share attributable to ordinary shareholders
Basic and diluted | (per share)	¥ (5.38)	$ (0.83)	¥ (3.74)
Weighted average number of ADS used in computing net loss per ADS
Basic and diluted (in shares)	1,561,225,055	1,561,225,055	1,100,928,485
Net loss per ADS attributable to ordinary shareholders
Basic and diluted | (per share)	¥ (5.38)	$ (0.83)	¥ (3.74)
Vehicle sales
Revenue:
Revenue	¥ 23,954,365	$ 3,717,659	¥ 9,008,474
Cost of sales:
Total cost of sales	(19,225,123)	(2,983,692)	(8,146,439)
Other sales
Revenue:
Revenue	2,281,316	354,055	608,368
Cost of sales:
Total cost of sales	¥ (1,888,669)	$ (293,117)	¥ (738,929)